Provisions and Contingencies - Balances of escrow deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Summary of escrow deposits [line items]
Total - non-current assets	R$ 881,507	R$ 822,660	R$ 778,770
Tax matters [member]
Summary of escrow deposits [line items]
Total - non-current assets	727,493	659,062
Labor litigation [member]
Summary of escrow deposits [line items]
Total - non-current assets	69,978	71,074
Civil and other [member]
Summary of escrow deposits [line items]
Total - non-current assets	R$ 84,036	R$ 92,524